Intangible Assets - Schedule of Intangible Assets (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₽ 12,843	₽ 16,039	₽ 18,331
Ending balance	9,609	12,843	16,039
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	32,911	32,968	32,878
Exchange differences on translation of foreign operations	90	(57)	90
Ending balance	33,001	32,911	32,968
Goodwill [member] | Depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(20,068)	(16,929)	(14,547)
Impairment	(3,324)	(3,139)	(2,382)
Ending balance	(23,392)	(20,068)	(16,929)
Mineral licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	31,075	32,068	33,240
Ending balance	18,458	31,075	32,068
Mineral licenses [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	55,618	55,618	55,618
Disposal	(1,023)
Discontinued operations (Note 25)	(11,823)
Ending balance	42,772	55,618	55,618
Mineral licenses [member] | Depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(24,543)	(23,550)	(22,378)
Impairment		(6)
Amortisation	(921)	(987)	(1,172)
Disposal	1,023
Discontinued operations (Note 25)	127
Ending balance	(24,314)	(24,543)	(23,550)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	809	844	880
Ending balance	774	809	844
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	880	880	880
Ending balance	880	880	880
Other intangible assets [member] | Depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(71)	(36)
Amortisation	(35)	(35)	(36)
Ending balance	₽ (106)	₽ (71)	₽ (36)